Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Condensed Interim Consolidated Statements Of Loss And Comprehensive Loss Unaudited Abstract
Diluted loss per common share attributable to Versus Systems Inc.	$ (0.19)	$ (1.95)	$ (0.34)	$ (4.20)